TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Domestic (Israel)	$ 160	$ 282	$ 373
Foreign (United States)	334	295	213
Total current	494	577	586
Deferred:
Domestic (Israel)	15	115	245
Foreign (United States)	874	1,481	(1,142)
Total deferred	889	1,596	(897)
Previous Years:
Domestic (Israel)	(209)	(45)	(71)
Foreign (United States)	(133)	(38)	47
Total previous years	(342)	(83)	(24)
Taxes on income (tax benefit) as reported in the statements of income (loss)	$ 1,041	$ 2,090	$ (335)